DEBT - Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total		$ 2,251	$ 406
Less: deemed fair value ascribed to conversion feature and warrants		(1,523)	(564)
Plus: accretion of implied interest		324	5
Total debt	$ 10,451	6,351	$ 2,824
PPP Loan
Debt Instrument [Line Items]
2026	1,665
Total	1,665
Total debt	1,665
Bank Indebtedness
Debt Instrument [Line Items]
2022		4,100
2023	965
2024	2,425
Total	3,390	4,100
Less: deemed fair value ascribed to conversion feature and warrants	(1,523)
Plus: accretion of implied interest	610
Total debt	2,477	4,100
Convertible Debt
Debt Instrument [Line Items]
2024		965
2025	8,000	2,485
Total	8,000	3,450
Less: deemed fair value ascribed to conversion feature and warrants	(1,204)	(1,523)
Plus: accretion of implied interest	100	324
Less: net debt issuance costs	(587)
Total debt	$ 6,309	$ 2,251